United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                               Amended Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies




                                    811-21235

                      (Investment Company Act File Number)


                     Federated Premier Municipal Income Fund
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/04


              Date of Reporting Period: Fiscal year ended 11/30/04









Items 4 (a), 4 (b), 4 (d) and 4 (g) in the original N-CSR filing for the fiscal year ended November 30, 2004, are corrected to read:

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

                    Fiscal year ended 2004 - $16,984

                    Fiscal year ended 2003 - $16,500

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                    Fiscal year ended 2004 - $20,000

                    Fiscal year ended 2003 - $30,000

                    2004- Quarterly review of Preferred Share asset maintenance calculation.

                    2003- Quarterly review of Preferred Share asset  maintenance
                    calculation   and   issuance   of  consents   performed   in
                    conjunction with the commencement of operations.

     Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $16,500 and $25,000 respectively. Fiscal year ended 2004 - Sarbanes Oxley sec. 302 procedures. Fiscal year ended 2003 - Issuance of consents performed in conjunction with the commencement of operations.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

                    Fiscal year ended 2004 - $0

                    Fiscal year ended 2003 - $0

     Amount requiring  approval of the registrant's  audit committee pursuant to
     paragraph   (c)(7)(ii)  of  Rule  2-01  of   Regulation   S-X,  $0  and  $0
     respectively.


(g) Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                    Fiscal year ended 2004 - $282,375

                    Fiscal year ended 2003 - $227,212


Item 12.          Exhibits












SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Premier Municipal Income Fund

By                /S/ Richard J. Thomas, Principal Financial Officer
                                        (insert name and title)

Date              August 15, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ J. Christopher Donahue, Principal Executive Officer


Date              August 15, 2005



By                /S/ Richard J. Thomas, Principal Financial Officer


Date              August 15, 2005